Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and include the accounts of Collplant Biotechnologies Ltd. and its wholly-owned subsidiaries.

Use of estimates in the preparation of financial statements
b.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. Actual results may differ from those estimates.

Functional currency
c.	Functional currency

The functional currency is the currency that best reflects the economic environment in which the Company and its subsidiaries operates and conducts their transactions. Most of the Company’s financing activity, cash flows, costs and expenses are incurred in U.S. dollar. Base on the Company’s management assessment the functional currency of the Company is the U.S. dollar.

Transactions and balances that are denominated in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with principles set forth in Accounting Standard Codification (“ASC”) Topic 830, Foreign Currency Matters (“ASC 830”). In accordance with ASC 830, monetary assets and liabilities denominated in foreign currencies are remeasured into U.S. dollars at the end of each reporting period using the exchange rates in effect at the balance sheet date. Non-monetary assets denominated in foreign currencies are measured using historical exchange rates. Gains and losses resulting from remeasurement are reflected in the statements of comprehensive income (loss) as financial income or expenses, as appropriate.

Principles of consolidation
d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

Segments
e.	Segments

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined it operates in one operating segment and one reportable segment, as its chief operating decision maker reviews financial information presented only on a consolidated basis for purposes of allocating resources and evaluating financial performance.

Cash and cash equivalents
f.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Short-term bank deposits
g.	Short-term bank deposits

Short-term bank deposits are deposits with an original maturity of more than three months and less than a year from the date of investment and which do not meet the definition of cash equivalents.

Restricted deposits
h.	Restricted deposits
The Company’s considers as restricted deposits long term and short term collaterals related to the Company’s lease contracts and credit card.
Trade receivables
i.	Trade receivables

Trade receivables are stated net of credit losses allowance. The Company is exposed to credit losses primarily through sales of products. The allowance against gross trade receivables reflects the current expected credit loss inherent in the receivables portfolio determined based on the Company’s methodology. The Company’s methodology is based on historical experience, customer creditworthiness, current and future economic condition and market condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. The Company’s assessment for credit loss is negligible.

Inventory
j.	Inventories

Inventory is measured at the lower of cost and net realizable value.

Inventory costing is based on the moving average cost method. In the case of purchased goods and work in process, costs include raw materials, direct labor, share based compensation and other direct costs and fixed production overheads (based on the normal operating capacity of the production facilities).

Net realizable value is the estimated selling price in the ordinary course of business, less attributable selling expenses.

Leases
k.	Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets and current and non-current operating lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company also elected the practical expedient to not separate lease and non-lease components for its leases (see also Note 6).

Property and equipment
l.	Property and equipment

1)	Property and equipment are stated at cost, net of accumulated depreciation.

2)	The Company’s property and equipment are depreciated by the straight-line method on the basis of their estimated useful life.

The depreciation period is as follows:

Years

Laboratory equipment	5
Greenhouse equipment*	4 - 10
Computer equipment	3
Office furniture	17
Leasehold improvements	**
Electronic equipment	7
Vehicles	7

*	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.

**	Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or useful economic life.

Impairment of long-lived assets
m.	Impairment of long-lived assets

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

For the three years ended December 31, 2022, the Company did not recognize an impairment loss for its long-lived assets.

Intangible assets
n.	Intangible assets

The Company capitalizes development costs incurred during the application development stage that are related to internal use technology. Under ASC 350-40, internal-use software capitalization begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

Cost capitalized to internal use software include sub-contractors services and employee salary expenses.

Share-based compensation
o.	Share-based compensation

The Company accounts for employees’ share-based payment awards classified as equity awards using the grant-date fair value. The fair value of each share option award is estimated on the grant date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the share option, the expected volatility of the price of our ordinary shares, risk-free interest rates, and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach.

The Company elected to account for forfeitures as they occur.

Research and development expenses
p.	Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Grants received from Israel Innovation Authority (hereafter - “IIA”), are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant was deducted from the research and development expenses as the applicable costs are incurred, and presented in research and development expenses, net. See Note 7.

For the years ended December 31, 2022, 2021 and 2020 the Company did not receive any grants.

Revenue recognition
q.	Revenue recognition

Revenues are recognized in accordance with ASC 606; revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the customers, in an amount that the Company expects in exchange for those goods or services.

The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the performance obligation is satisfied.

(1)	Identify the contract with a customer

A contract is an agreement between two or more parties that creates enforceable rights and obligations. In evaluating the contract, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration and considers the probability of collecting substantially all of the consideration.

(2)	Identify the performance obligations in the contract

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer.

The Company evaluates whether options granted to a customer to acquire additional goods or services give rise to a performance obligation. If an agreement contains such option, the Company determines that the option is a separate performance obligation only if the option provides a material right to the customer that it would not receive without entering into that agreement.

(3)	Determine the transaction price

The Company estimates the transaction price based on the amount of consideration the Company expects to be received for transferring the promised goods or services in the contract. The consideration may include both fixed consideration and variable consideration. At the inception of each arrangement that includes variable consideration, the Company evaluates the amount of the potential payments and the likelihood that the payments will be received. If it is probable that a significant revenue reversal would not occur, the variable consideration is included in the transaction price.

The transaction price is allocated to each performance obligation on a relative stand-alone selling price basis. In determining the stand-alone selling price the Company considers market conditions as well as entity-specific factors, including those factors contemplated in negotiating the agreements as well as internally developed estimates that include assumptions related to the market opportunity, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license.

(4)	Allocate the transaction price to the performance obligations in the contract

For contracts with more than one performance obligation the Company allocates the transaction price to each separate performance obligation, based on its relative standalone selling price.

(5)	Recognize revenue when a performance obligation is satisfied

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control either transfers over time or at a point in time, which affects when revenue is recorded.

Up-front payments and fees are recorded as deferred revenue upon receipt or when due until the Company performs its obligations under these arrangements. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current portion of deferred revenue in the accompanying consolidated balance sheets. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion. Amounts are recorded as accounts receivable when the Company’s right to consideration is unconditional.

1.	Revenues from sale of goods

The goods are products based on the Company’s rhCollagen, and include the BioInk product for the development of 3D bioprinting of organs and tissues and the medical aesthetics and products for tendinopathy and wound healing. The Company recognizes revenues from selling goods at a point in time when control over the product is transferred to customers .

2.	Revenues from rendering services

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. Under the Company’s service contracts, the Company has a right to consideration from the customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date and recognizes revenue in the amount to which the Company has a right to invoice.

The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

3.	Revenues from licensing agreement

On February 5, 2021, the Company signed a Development, Exclusivity and Option Products Agreement (“the Development Agreement”), with AbbVie, pursuant to which the Company and AbbVie will collaborate in the development and commercialization of dermal and soft tissue filler products for the medical aesthetics market, using the Company’s rhCollagen technology and AbbVie’s technology (see also Note 7).

The Company has identified in the Development Agreement the right for the CollPlant technology and right to use any know-how related to CollPlant rhCollagen.
Pursuant to the Development Agreement CollPlant grants AbbVie, its affiliates and third-party transferees  a right to use any know-how related to CollPlant rhCollagen that is (a) necessary or useful to exploit an exclusive product and (b) controlled by CollPlant or its affiliates, solely to support the regulatory approval of such exclusive product.

The Company determined that those rights described above are to the use of the IP of CollPlant, therefore represent a right under a license contract. The Company farther identified the license as a performance obligation.

In addition, the Company has identified in the Development Agreement (i) certain development activities, (ii) a right of first negotiation for Option Products, and (iii) an option for future supply agreement. However, neither of the above mentioned is distinct and/or provides a material right to the customer and therefore, do not give rise to a performance obligation.

As such the Company has concluded that the contract includes only one performance obligation, and the transaction price was fully allocated to the license delivery performance obligation.

The transaction price included an up-front paid amount of $14,000 as well as variable considerations contingent upon the Company or AbbVie achieving certain milestones and sales-based royalties (“Variable Consideration”). The Company estimates variable consideration using the most likely method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur.

Since it is not probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestone payments is resolved, and since the contract include termination provisions, the Company estimated the transaction price at $14,000 and recognized that amount as revenue once the license was delivered.

For the year ended December 31, 2022 the Company did not reach any millstones and therefore did not recognize revenues relating to the Development Agreement.

Sales-based royalties are not included in the transaction price. Rather, they are recognized as incurred, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties.

Income taxes
r.	Income taxes

1)

Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. The Company has provided a full valuation allowance with respect to its deferred tax assets.

2)

Uncertainty in income taxes

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If the more likely than not threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Income (loss) per share
s.	Income (loss) per share

Basic income (loss) per share is computed on the basis of the net income (loss), for the period divided by the weighted average number of ordinary shares and prepaid warrants outstanding during the period. Diluted income (loss) per share is based upon the weighted average number of ordinary shares and of potential ordinary shares outstanding when dilutive. Ordinary share equivalents include outstanding stock options and warrants, which are included under the treasury stock method when dilutive. The calculation of diluted income (loss) per share does not include options and warrants exercisable into 2,558,164, 1,590,346 and 4,008,007 shares for the years ended December 31, 2022, 2021 and 2020, respectively, because the effect would be anti-dilutive.

Fair value measurement
t.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amount of the cash and cash equivalents, restricted deposits, trade receivable, trade payables, accrued expenses and other liabilities approximates their fair value.

The Company’s financial liability at fair value through profit or loss is the anti-dilution derivatives, classified as liabilities, and amounted to $28 as of December 31, 2020. As of December 31, 2021 the assumption of probability for anti dilution event was 0%, hence the financial liability fair value was $0.

As of December 31, 2022 and 2021, the company has no financial instruments measured at fair value.

Newly issued and recently adopted accounting pronouncements
u.	Newly issued and recently adopted accounting pronouncements:

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS). ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020. The adoption of this ASU did not have a material impact on the financial statements.

Newly issued and not yet adopted accounting pronouncements:

The Company has reviewed recent accounting pronouncements and concluded that they are either not applicable to its business or that no material effect is expected on the consolidated financial statements as a result of their future adoption